FINANCIAL INSTRUMENTS - Marketable Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Proceeds from sale of marketable securities	$ 0.4	$ 27.6
Acquisition date fair value of marketable securities sold	(0.2)	(27.9)
Gain (loss) on sale of marketable securities recorded in OCI	0.2	(0.3)
Impairment loss on OCI realized on marketable securities sold	(1.5)	(2.6)
Net realized change in fair value of marketable securities	$ (1.3)	$ (2.9)